Trade and Other Receivables - Narrative (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of Trade and Other Receivables [Line Items]
Accrued income	£ 14,194	£ 13,160
Accrued income from companies acquired	200	£ 1,200
Receivable from research and development tax credit	11,100
Non-current receivable from research and development tax credit	6,200
Prepayments	14,700
Non-current prepayments	£ 3,200
Bottom of range
Disclosure of Trade and Other Receivables [Line Items]
Payment term	30 days
Top of range
Disclosure of Trade and Other Receivables [Line Items]
Payment term	90 days